VARIABLE INTEREST ENTITIES ("VIEs") - Significant Assets & Liabilities of CMBL Lessor VIE (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Liabilities
Long-term debt	$ 1,196,899	$ 1,252,184
Eskimo SPV Agreement | Golar Eskimo
Liabilities
Short-term Debt	11,836	0
Long-term debt	$ 187,401	$ 212,084